PGIM Quant Solutions Commodity Strategies Fund Expense Example - PGIM Quant Solutions Commodity Strategies Fund	Jul. 31, 2026 USD ($)
R6
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 72
Expense Example, with Redemption, 3 Years	299
Expense Example, with Redemption, 5 Years	545
Expense Example, with Redemption, 10 Years	1,251
Z
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	72
Expense Example, with Redemption, 3 Years	600
Expense Example, with Redemption, 5 Years	1,155
Expense Example, with Redemption, 10 Years	$ 2,672